SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2019
SHARE BASED COMPENSATION
SHARE BASED COMPENSATION

16. SHARE BASED COMPENSATION

On January 18, 2019, the shareholders and Board of Directors of the Company approved the 2019 share option plan (the “2019 Plan”), which is administrated by the Board of Directors and has a term of 10 years from the date of adoption. Under the 2019 Plan, the Company issued 79,015,500 options to purchase the Ordinary Shares of the Company, after the 1-to-500 share split, to its eligible employees, officers, directors or any other individual as determined by the board of directors. The purpose of the 2019 Plan is to attract and retain exceptionally qualified individuals and to motivate them to exert their best efforts on behalf of the Group by providing incentives through granting awards.

The options granted under the 2019 Plan have a contractual term of 10 years. The first 25% of the share options shall vest on December 31, 2019, which is “the First Vesting Date” and 25% of the share options shall vest on each anniversary day from the First Vesting Date thereafter over the next three years.

The grantees can exercise vested options after the commencement date of vest and before the earlier of: 1) its contractual term (i.e., 10 years after its grant date); or 2) upon the grantee terminates their employment if the vested option has not been exercised. The commencement date of vest is upon the completion of the Company’s IPO.

Options granted to employees

The options granted to employees are accounted for as equity awards and measured at their grant date fair values. Given that the inability of the grantees to exercise these options until the completion of the Company’s IPO constituted a performance condition that was not considered probable until the completion of the Company’s IPO, the Company did not recognize any compensation expense prior to the IPO. Upon the completion of the IPO, the Company immediately recognize certain expenses associated with the options and will continue to recognize the remaining compensation expenses over the remaining service requisite periods using the accelerated method.

A summary of the employee equity award activity under the 2019 Plan is stated below:

				Weighted-
			Weighted-	average
		Weighted-	average	remaining	Aggregate
	Number of	average	grant-date	contractual	intrinsic
	options	exercise price	fair value	term	Value
		US$	US$	Years	US$
Outstanding as of December 31, 2018	—	—	—	—	—
Granted	79,015,500	0.0002	43,045	—	—
Vested	(19,753,888)	0.0002	10,761	—	—
Forfeit	—	—	—	—	—
Outstanding as of December 31, 2019	59,261,584	0.0002	32,284	9	291,567

Vested and expected to vest as of December 31, 2019	59,261,584	0.0002	32,284	—	291,567
Exercisable as of December 31, 2019	19,753,888	0.0002	10,761	—	97,189

The aggregated intrinsic value of share options vested and outstanding as of December 31, 2019 was calculated based on the closing price of the Company’s Ordinary Shares on December 31, 2019 of US$  39.36 per ADS (equivalent to US$ 4.92 per Ordinary Share).

The total weighted average grant-date fair value of the equity awards granted during the year ended December 31, 2019 was US$0.545 per option. The Company issued new shares upon the vest of 19,753,888 options on December 31, 2019.

For the period from June 16, 2017 (date of inception) through December 31, 2017 and for the years ended December 31, 2018 and 2019, the Company recognized share-based compensation expense of nil,  nil and RMB152,285 (US$21,874) in general and administrative expenses. As of December 31, 2019, there was US$33 of unrecognized share-based compensation expense, which are expected to be recognized over a weighted average period of 3 years. The unrecognized compensation cost as of December 31, 2019 has considered the subsequent termination of three grantees and their related expenses recognized in 2019 in the amount of US$9,436 would be reversed in the period when the actual forfeitures occurred.

Fair value of employee share options

The fair value of share options was determined using the binomial option valuation model, with the assistance from an independent third-party appraiser. The binomial model requires the input of highly subjective assumptions, including the expected share price volatility and the suboptimal early exercise factor. For expected volatilities, the Company has made reference to historical volatilities of several comparable companies. The suboptimal early exercise factor was estimated based on the Company’s expectation of exercise behavior of the grantees. The dividend yield is estimated based on the Company’s expected dividend policy over the expected term of the options. The risk-free rate for periods within the contractual lives of the options is based on the market yield of U.S. Treasury Bonds in effect at the time of grant. The exercised multiple is estimated based on the changes in intrinsic value of the options and the likelihood of early exercises by employees. The estimated fair value of the ordinary shares, at the option grant dates, were determined with the assistance from an independent third-party appraiser.

The assumptions used to estimate the fair value of the share options granted to employees were as follows:

		2019
Risk-free interest rate		2.79%
Expected volatility		41.06%
Expected dividend yield		0.00%
Exercise multiple		2.80
Expected post-vesting forfeiture rate		0.00%
Fair value of share option	US$	0.545